Loss Per Share	6 Months Ended
Jun. 30, 2026
Loss Per Share [Abstract]
LOSS PER SHARE

Note 17 — LOSS PER SHARE

Basic and diluted loss per ordinary share is computed using the weighted average number of ordinary shares outstanding during the period. The effects of all outstanding convertible redeemable preferred shares were excluded from the computation of diluted loss per share in each of the applicable periods as their effects would be anti-dilutive during the respective period.

Basic and diluted loss per share for each of the periods presented were calculated as follows:

	For the Six Months Ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Numerator:
Net loss	(19,885,492)	(238,170,188)	(35,101,942)
Accretion to redemption value of mezzanine equity	(52,405,735)	—	—
Less: Net loss attributable to noncontrolling interests	(960)	(8,384,599)	(1,235,737)
Net loss attributable to the Pomdoctor Limited’s ordinary shareholders	(72,290,267)	(229,785,589)	(33,866,205)

Denominator:
Weighted average number of shares outstanding – basic	6,310,198	23,182,964	23,182,964
Weighted average number of shares outstanding – diluted	6,310,198	23,182,964	23,182,964

Loss per share – Basic:	(11.46)	(9.91)	(1.46)

Loss per share – Diluted:	(11.46)	(9.91)	(1.46)